RELATED PARTIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 18, 2020
Related Party Transactions [Abstract]
Compensation expense	$ 29	$ 87	$ 117	$ 82
Issuance of units					229,569
Issuance of unit, price per unit					$ 8.712
Consulting expense				$ 37